UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5970

Cash Account Trust

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 04/30

Date of reporting period:01/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2008 (Unaudited)

Cash Account Trust-Money Market Portfolio

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 27.2%
ABN AMRO Bank NV, 3.85%, 4/22/2008	34,500,000	34,502,275
Banco Santander Central Hispano SA:
3.91%, 5/16/2008	35,000,000	35,003,023
4.22%, 6/16/2008	40,000,000	40,010,393
4.36%, 4/11/2008	15,000,000	15,001,731
4.91%, 2/1/2008	15,000,000	15,000,000
4.99%, 2/1/2008	45,550,000	45,550,000
Bank of Scotland PLC:
4.5%, 11/19/2008	20,000,000	20,000,000
4.93%, 10/9/2008	10,000,000	10,000,000
Bank of Tokyo-Mitsubishi-UFJ Ltd., 5.3%, 2/21/2008	35,000,000	35,000,000
Bank Scotland PLC:

4.77%, 4/25/2008	15,000,000	15,000,000
4.91%, 4/23/2008	20,000,000	20,002,639
Barclays Bank PLC:
3.15%, 7/30/2008	45,480,000	45,480,000
5.2%, 4/9/2008	22,200,000	22,200,000
5.5%, 3/12/2008	38,000,000	38,000,000
BNP Paribas:
4.4%, 7/7/2008	20,000,000	20,000,853
5.1%, 3/13/2008	35,000,000	35,000,000
Calyon:
3.85%, 4/22/2008	34,000,000	34,047,587
4.03%, 7/14/2008	15,000,000	15,000,000
4.8%, 3/25/2008	22,000,000	22,000,000
Canadian Imperial Bank of Commerce, 4.326%, 3/17/2008	45,000,000	45,000,391
Chase Bank USA NA, 5.15%, 2/12/2008	22,000,000	22,000,000
Citibank NA, 5.3%, 2/20/2008	15,000,000	15,000,000
Credit Agricole SA, 4.61%, 4/7/2008	45,900,000	45,900,832
Credit Industrial et Commercial:
4.135%, 4/15/2008	25,000,000	25,000,254
4.615%, 4/7/2008	30,000,000	30,000,272
JPMorgan Chase Bank NA:
3.05%, 4/25/2008	80,000,000	80,000,000
4.75%, 6/10/2008	22,000,000	22,000,000
KBC Bank NV:
3.15%, 3/4/2008	22,720,000	22,720,365
5.7%, 3/6/2008	21,300,000	21,301,939
Landesbank Baden Wurttemberg, 5.4%, 3/18/2008	15,000,000	15,000,000
Landesbank Hessen-Thuringen Girozentrale, 3.1%, 5/5/2008	47,900,000	47,900,000
Mizuho Corporate Bank:
3.11%, 4/1/2008	48,000,000	48,000,000
3.35%, 4/24/2008	45,350,000	45,350,000
4.93%, 2/19/2008	50,000,000	50,000,000
Natixis SA, 3.1%, 5/23/2008	15,000,000	15,000,000
Norinchukin Bank, 4.37%, 4/11/2008	21,000,000	21,000,000
UBS AG:
3.33%, 5/23/2008	51,000,000	51,000,000
4.03%, 7/11/2008	10,580,000	10,581,392
4.3%, 7/8/2008	70,000,000	70,000,000
5.38%, 3/18/2008	15,000,000	15,042,290
5.39%, 3/18/2008	45,000,000	45,000,000
5.48%, 3/7/2008	40,000,000	40,000,000

Total Certificates of Deposit and Bank Notes (Cost $1,319,596,236)		1,319,596,236
Commercial Paper** 41.4%
AstraZeneca PLC:
3.67%, 7/17/2008	20,000,000	19,659,506
4.05%, 7/7/2008	18,840,000	18,507,239
4.205%, 6/3/2008	20,000,000	19,712,658
4.95%, 4/7/2008	32,000,000	31,709,600
AT&T, Inc., 3.8%, 2/28/2008	25,000,000	24,928,750
Atlantic Asset Securitization Corp., 3.35%, 2/8/2008	25,000,000	24,983,715
Bank of America Corp., 4.865%, 4/11/2008	25,000,000	24,763,507
BP Capital Markets PLC:
4.45%, 3/28/2008	35,000,000	34,757,722
4.47%, 4/11/2008	12,400,000	12,292,223
Cafco LLC, 5.35%, 2/12/2008	45,000,000	44,926,438
Cancara Asset Securitization LLC:

4.87%, 2/8/2008	20,000,000	19,981,061
5.75%, 2/1/2008	40,000,000	40,000,000
Chariot Funding LLC:
3.11%, 3/10/2008	10,000,000	9,967,172
3.65%, 2/14/2008	70,000,000	69,907,736
Ciesco LLC:
5.43%, 2/14/2008	25,000,000	24,950,979
5.45%, 2/14/2008	25,000,000	24,950,799
CVS Corp., 3.4%, 2/1/2008	12,500,000	12,500,000
Dexia Delaware LLC, 5.025%, 3/3/2008	10,000,000	9,956,729
Diageo Capital PLC, 3.4%, 2/1/2008	15,000,000	15,000,000
Eksportfinans AS, 4.61%, 4/21/2008	30,000,000	29,692,667
Electricite de France, 4.4%, 3/5/2008	15,000,000	14,939,500
General Electric Capital Corp.:
2.75%, 9/19/2008	24,000,000	23,576,500
3.0%, 5/27/2008	35,000,000	34,661,667
3.92%, 9/30/2008	25,000,000	24,341,222
4.62%, 4/21/2008	15,000,000	14,846,000
Giro Balanced Funding Corp., 3.31%, 3/6/2008	47,000,000	46,853,073
GlaxoSmithKline Finance PLC, 4.58%, 3/26/2008	26,400,000	26,218,632
Grampian Funding LLC:
4.865%, 2/11/2008	15,000,000	14,979,729
5.16%, 2/5/2008	33,000,000	32,981,080
Greenwich Capital Holdings, Inc.:
3.32%, 4/21/2008	80,000,000	79,409,778
3.34%, 4/24/2008	21,300,000	21,135,978
3.72%, 5/23/2008	20,000,000	19,768,533
3.8%, 5/23/2008	10,000,000	9,881,778
4.81%, 5/28/2008	21,900,000	21,557,648
Home Depot, Inc.:
3.4%, 2/1/2008	15,000,000	15,000,000
3.65%, 2/5/2008	13,500,000	13,494,525
KBC Financial Products International Ltd.:
4.22%, 7/11/2008	22,300,000	21,879,137
4.97%, 2/12/2008	50,000,000	49,924,070
Kellogg Co.:
3.3%, 3/31/2008	5,000,000	4,972,958
3.65%, 2/22/2008	2,500,000	2,494,677
4.55%, 2/13/2008	14,500,000	14,478,008
Kitty Hawk Funding Corp., 4.87%, 2/14/2008	40,000,000	39,929,656
Kraft Foods, Inc., 3.3%, 2/1/2008	14,000,000	14,000,000
Liberty Street Funding, 5.4%, 2/19/2008	45,000,000	44,878,500
Market Street Funding Corp., 3.35%, 2/1/2008	7,000,000	7,000,000
Natexis Banques Populaires US Finance Co., LLC, 4.745%, 2/6/2008	20,000,000	19,986,820
Nestle Capital Corp.:
2.49%, 12/17/2008	15,000,000	14,668,000
4.3%, 10/31/2008	5,000,000	4,836,958
4.75%, 3/7/2008	25,000,000	24,884,549
Nieuw Amsterdam Receivables Corp., 3.2%, 2/1/2008	49,000,000	49,000,000
Nissan Motor Acceptance Corp.:
3.65%, 2/15/2008	20,000,000	19,971,611
3.8%, 2/7/2008	8,000,000	7,994,933
4.5%, 2/8/2008	13,000,000	12,988,625
4.5%, 2/12/2008	3,000,000	2,995,875
North Sea Funding LLC, 3.81%, 2/1/2008	45,000,000	45,000,000
Old Line Funding LLC:
3.65%, 2/15/2008	15,000,000	14,978,708

5.85%, 2/8/2008	30,000,000	29,965,875
Pfizer, Inc.:
4.4%, 5/14/2008	30,000,000	29,622,333
4.41%, 5/16/2008	10,000,000	9,871,375
4.53%, 4/28/2008	22,000,000	21,759,155
Procter & Gamble International Funding SCA:
4.47%, 2/14/2008	7,500,000	7,487,894
4.5%, 2/5/2008	14,000,000	13,993,000
Ranger Funding Corp., 3.25%, 4/10/2008	92,680,000	92,102,681
Romulus Funding Corp, 4.65%, 2/15/2008	15,000,000	14,972,875
Royal Bank of Scotland Group PLC, 4.25%, 6/9/2008	25,000,000	24,619,271
Scaldis Capital LLC, 4.15%, 2/15/2008	12,500,000	12,479,826
Sheffield Receivables Corp., 3.55%, 2/5/2008	20,000,000	19,992,111
Societe Generale North America, Inc.:
3.88%, 4/15/2008	54,300,000	53,866,927
4.0%, 7/7/2008	20,000,000	19,651,111
4.775%, 2/1/2008	15,000,000	15,000,000
Swedbank AB, 4.73%, 2/29/2008	18,000,000	17,933,780
Thunder Bay Funding LLC, 3.3%, 3/10/2008	37,806,000	37,674,309
Toyota Motor Credit Corp.:
3.24%, 4/25/2008	12,500,000	12,405,500
4.29%, 4/7/2008	35,000,000	34,724,725
4.5%, 2/12/2008	28,350,000	28,311,019
4.61%, 4/25/2008	25,000,000	24,731,083
4.84%, 3/31/2008	20,000,000	19,841,356
Tulip Funding Corp, 4.15%, 2/19/2008	20,000,000	19,958,500
United Parcel Service, Inc., 4.18%, 5/30/2008	10,000,000	9,861,828
Variable Funding Capital Co., LLC, 4.29%, 2/4/2008	22,000,000	21,992,135
Victory Receivables Corp.:
5.11%, 2/8/2008	21,543,000	21,521,595
5.5%, 2/15/2008	30,000,000	29,935,833
Windmill Funding Corp., 5.35%, 2/1/2008	20,000,000	20,000,000

Total Commercial Paper (Cost $2,007,933,326)		2,007,933,326
Short Term Notes* 21.5%
Alliance & Leicester PLC, 4.535%, 8/7/2008	50,000,000	50,000,000
American Express Bank FSB, 4.475%, 2/8/2008	20,000,000	20,000,000
Anz National (International) Ltd., 144A, 4.231%, 2/9/2009	12,500,000	12,500,000
Australia & New Zealand Banking Group Ltd., 3.922%, 8/22/2008	20,000,000	20,000,000
Bank of America NA, 3.065%, 5/16/2008	15,000,000	15,000,000
Bank of Ireland, 3.934%, 8/19/2008	100,000,000	100,000,000
Bank Scotland PLC, 4.614%, 2/6/2009	30,000,000	30,000,000
BMW (UK) Capital PLC, 4.256%, 8/14/2008	20,000,000	20,000,000

BNP Paribas:
3.285%, 8/25/2008	35,000,000	35,000,000
4.079%, 2/13/2009	15,000,000	15,000,000
Canadian Imperial Bank of Commerce:
3.16%, 6/9/2008	14,000,000	14,000,000
3.991%, 7/18/2008	15,000,000	14,986,580
Commonwealth Bank of Australia, 3.793%, 9/23/2008	30,000,000	30,000,000
Credit Agricole SA:
144A, 4.175%, 2/13/2009	40,000,000	40,000,000
4.853%, 7/22/2008	35,000,000	35,000,000
DNB NOR Bank ASA, 3.376%, 9/24/2008	30,000,000	30,000,000
General Electric Capital Corp., 5.171%, 3/4/2008	45,000,000	45,002,813
HSBC Bank USA NA, 4.246%, 8/14/2008	165,000,000	165,000,860

HSBC Finance Corp., 4.55%, 8/6/2008	30,000,000	30,000,000
Intesa Bank Ireland PLC, 3.386%, 8/22/2008	21,000,000	21,000,000
Marshall & Ilsley Bank, 4.236%, 8/14/2008	35,000,000	35,000,000
Metropolitan Life Global Funding I, 144A, 4.247%, 2/9/2009	7,500,000	7,500,000
Mitsubishi UFJ Trust & Banking Corp., 4.071%, 2/19/2008	30,000,000	30,000,000
Nordea Bank AB, 4.431%, 9/8/2008	30,000,000	30,000,000
Pyxis Master Trust, Series 2007-6, 5.17%, 3/6/2008	19,000,000	19,000,000
Skandinaviska Enskilda Banken:
4.009%, 8/19/2008	25,000,000	25,000,000
4.441%, 8/8/2008	50,000,000	50,000,000
SunTrust Bank, Atlanta, 3.893%, 4/21/2008	15,000,000	14,993,107
UniCredito Italiano Bank (Ireland) PLC:
4.339%, 8/13/2008	25,000,000	25,000,000
4.461%, 8/8/2008	42,000,000	42,000,000
UniCredito Italiano SpA, 4.621%, 5/2/2008	22,000,000	21,999,993

Total Short Term Notes (Cost $1,042,983,353)		1,042,983,353
Master Notes* 2.7%
Citigroup Global Markets, Inc., 3.225%, 2/1/2008 (a)	82,000,000	82,000,000
The Bear Stearns Companies, Inc., 3.725%, 2/1/2008 (a)	50,000,000	50,000,000

Total Master Notes (Cost $132,000,000)		132,000,000
Promissory Note 1.8%
Merrill Lynch & Co., Inc., 5.16% *, 3/4/2008 (Cost $85,000,000)	85,000,000	85,000,000
Government & Agency Obligations 2.6%
US Government Sponsored Agencies 2.6%
Federal Home Loan Bank:
3.96%**, 4/9/2008	24,000,000	23,820,480
4.1%**, 7/22/2008	12,000,000	11,764,933
Federal Home Loan Mortgage Corp.:
4.15%**, 6/9/2008	12,000,000	11,821,550
4.27%**, 3/20/2008	20,000,000	19,886,133
Federal National Mortgage Association:
3.73%**, 5/29/2008	15,000,000	14,816,608
4.2%**, 4/18/2008	18,000,000	17,838,300
4.235%**, 3/19/2008	24,000,000	23,867,304

Total Government & Agency Obligations (Cost $123,815,308)		123,815,308
Repurchase Agreements 5.8%
BNP Paribas, 3.0%, dated 1/31/2008, to be repurchased at $50,004,167 on 2/1/2008 (b)	50,000,000	50,000,000
JPMorgan Securities, Inc., 3.0%, dated 1/31/2008, to be repurchased at $50,004,167 on 2/1/2008 (c)	50,000,000	50,000,000
Merrill Lynch Government Securities, Inc., 2.8%, dated 1/31/2008, to be repurchased at $35,002,722 on 2/1/2008 (d)	35,000,000	35,000,000
The Bear Stearns & Co., Inc., 3.0%, dated 1/31/2008, to be repurchased at $144,125,894 on 2/1/2008 (e)	144,113,885	144,113,885

Total Repurchase Agreements (Cost $279,113,885)		279,113,885
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $4,990,442,108)	103.0	4,990,442,108
Other Assets and Liabilities, Net	(3.0)	(145,034,985)

Net Assets	100.0	4,845,407,123

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of January 31, 2008.

**	Annualized yield at time of purchase; not a coupon rate.
(a)	Reset date; not a maturity date
(b)	Collateralized by:

Principal			Maturity	Collateral
Amount ($)	Security	Rate (%)	Date	Value ($)
49,410,846	Federal Home Loan Mortgage Corp.	5.485-5.93	1/1/2037-11/1/2037	50,747,184
245,655	Federal National Mortgage Association	5.348	11/1/2035	252,816
Total Collateral Value				51,000,000

(c)	Collateralized by $50,468,895 Government National Mortgage Association, with various coupon rates from 3.11-5.786%, with various maturities of 4/16/2017-4/16/2044 with a value of $51,000,752.

(d)	Collateralized by:

Principal			Maturity	Collateral
Amount ($)	Security	Rate (%)	Date	Value ($)
31,647,221	Federal National Mortgage Association	10.515-22.35	8/25/2032-8/25/2037	35,277,618
3,314,705	Federal National Mortgage Association - Interest Only	4.624-5.224	6/25/2029-8/25/2031	426,507
Total Collateral Value				35,704,125

(e)	Collateralized by $144,643,189 Federal National Mortgage Association, 5.5%, with various maturities of 4/1/2016-7/1/2037 with a value of $146,999,954.

Interest Only: Interest Only (IO) bonds represent the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Money Market Portfolio, a series of Cash Account Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Money Market Portfolio, a series of Cash Account Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 17, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        March 17, 2008